Subsequent events (Details Narrative) - PEN (S/) S/ in Thousands	1 Months Ended
	Jan. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of non-adjusting events after reporting period [line items]
Interest-bearing loans and borrowings		S/ 1,022,555	S/ 965,290
Subsequent Event [Member]
Disclosure of non-adjusting events after reporting period [line items]
Corporate bonds in the local market	S/ 570,000
Maturity	2029 and 2034
Interest-bearing loans and borrowings	S/ 570,000
Subsequent Event [Member] | Bottom Of Range [Member]
Disclosure of non-adjusting events after reporting period [line items]
Interest rate	6.6875%
Subsequent Event [Member] | Top Of Range [Member]
Disclosure of non-adjusting events after reporting period [line items]
Interest rate	6.84375%